Interests in subsidiaries (Details)	Mar. 31, 2013 Bonso Electronics Limited USD ($)	Mar. 31, 2013 Bonso Electronics Limited CNY	Mar. 31, 2012 Bonso Electronics Limited	Mar. 31, 2013 Bonso Investments Limited USD ($)	Mar. 31, 2013 Bonso Investments Limited CNY	Mar. 31, 2012 Bonso Investments Limited	Mar. 31, 2013 Bonso Electronics (Shenzhen) Company Limited USD ($)	Mar. 31, 2012 Bonso Electronics (Shenzhen) Company Limited	Mar. 31, 2013 Bonso Technology Limited USD ($)	Mar. 31, 2013 Bonso Technology Limited CNY	Mar. 31, 2012 Bonso Technology Limited	Mar. 31, 2013 Bonso Advanced Technologty (Xinxing) Company Limited USD ($)	Mar. 31, 2012 Bonso Advanced Technologty (Xinxing) Company Limited	Mar. 31, 2013 Modus Enterprise International Inc USD ($)	Mar. 31, 2013 Modus Enterprise International Inc CNY	Mar. 31, 2012 Modus Enterprise International Inc	Mar. 31, 2013 Bonso USA Inc USD ($)	Mar. 31, 2012 Bonso USA Inc
Place of incorporation and kind of legal entity	Hong Kong, limited liability company	Hong Kong, limited liability company		Hong Kong, limited liability company	Hong Kong, limited liability company		PRC, limited liability company		Hong Kong, limited liability company	Hong Kong, limited liability company		PRC, limited liability company		British Virgin Island, limited liability company	British Virgin Island, limited liability company		USA, limited liability company
Particulars of issued capital/ registered capital	$ 641,026			$ 384,615			$ 12,621,222		$ 128,205			$ 8,995,324		$ 1,000			$ 1,000
Particulars of issued capital/ registered capital HK$		5,000,000			3,000,000					1,000,000					7,800
Percentage of capital held by the Company	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Principal activities	Investment holding, and trading of scales and pet electronics products	Investment holding, and trading of scales and pet electronics products		Investment holding	Investment holding		Production of scales and pet electronics products		Investment holding, and trading of scales and pet electronics products	Investment holding, and trading of scales and pet electronics products		Production of scales and pet electronics products		Investment holding	Investment holding		Dormant